Common Stock - Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability (Details)	Dec. 18, 2025	Jul. 28, 2025	Dec. 19, 2024	Jul. 29, 2024
Stock price [Member] | Pre- Modification [Member]
Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability [Line Items]
Purchase agreement warrant liability	0.7	1.53	1.84	2.06
Stock price [Member] | Post- Modification [Member]
Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability [Line Items]
Purchase agreement warrant liability	0.7	1.53	1.84	2.06
Initial exercise price [Member] | Pre- Modification [Member]
Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability [Line Items]
Purchase agreement warrant liability	10.46	10.46	10.46	10.46
Initial exercise price [Member] | Post- Modification [Member]
Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability [Line Items]
Purchase agreement warrant liability	10.46	10.46	10.46	10.46
Annual volatility [Member] | Pre- Modification [Member]
Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability [Line Items]
Purchase agreement warrant liability	45	62	80	138
Annual volatility [Member] | Post- Modification [Member]
Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability [Line Items]
Purchase agreement warrant liability	113	62	133	138
Remaining term (in years) [Member] | Pre- Modification [Member]
Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability [Line Items]
Purchase agreement warrant liability	0	0.4	0	0.4
Remaining term (in years) [Member] | Post- Modification [Member]
Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability [Line Items]
Purchase agreement warrant liability	1	0.4	1	0.4
Risk-free rate [Member] | Pre- Modification [Member]
Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability [Line Items]
Purchase agreement warrant liability	3.71	4.24	4.3	5.12
Risk-free rate [Member] | Post- Modification [Member]
Schedule of Fair Value Measurements of Forward Purchase Agreement Warrant Liability [Line Items]
Purchase agreement warrant liability	3.43	4.24	4.19	5.12